Accounts Receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, net
Accounts receivable	¥ 108,246	¥ 130,824
Allowance for doubtful accounts	(9,018)	(7,598)	¥ 0
Accounts receivable, net	¥ 99,228	¥ 123,226